Net Income (Loss) Per Share (Details) - Schedule of basic and diluted earnings (loss) per share attributable to common stockholders - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Numerator:
Net (loss) income	$ (40,617)		$ 4,345
Accretion of preferred stock	0		(14,682)
Gain on extinguishment of convertible notes	412	[1]	0
Net (loss) income attributable to common stockholders, basic	(40,205)		(10,337)
Effect of convertible notes	0		(59,626)	[2]
Net loss attributable to common stockholders, diluted	$ (40,205)		$ (69,963)
Weighted-average common shares attributable to common stockholders, basic	7,027,860		0
Effect of convertible notes	0		8,529,846	[3]
Weighted average number of common shares—diluted	7,027,860		8,529,846
Net loss per common share attributable to common stockholders, basic	$ (5.72)		$ 0
Effect of convertible notes	0		(8.20)
Net loss per common share attributable to common stockholders, diluted	$ (5.72)		$ (8.20)

[1]	The gain on extinguishment of convertible notes relates to the difference between the carrying value of the convertible notes upon conversion to shares and the fair value of the shares exchanged which requires adjustment to the numerator when calculating basic EPS.
[2]	The effect of the convertible notes on the numerator for the year ended December 31, 2020 relates to the impact that the convertible notes had on net income during the period and are removed from net income when calculating net income (loss) attributable to common stockholders diluted using the if-converted method.
[3]	The effect of convertible notes on the denominator for the year December 31, 2020 was calculated based on the carrying value of the convertible notes balance at December 31, 2020, converted at the series D price of $4.50 per share and are added back to the denominator when calculating diluted EPS using the if-converted method.